Related Party Transactions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 - Related Party Transactions

Name of the related party	Relationship
Aark II Pte Limited	Affiliate entity
Aarx Singapore Pte Ltd	Affiliate entity
Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Affiliate entity
Aeries Financial Technologies Private Limited	Affiliate entity
Bhanix Finance And Investment Limited	Affiliate entity
Ralak Consulting LLP	Affiliate entity
TSLC Pte Limited	Affiliate entity
Venu Raman Kumar	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery	Key managerial personnel

Summary of significant transactions and balances due to and from related parties are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Cost sharing arrangements
Aeries Financial Technologies Private Limited (b)	42	40	143	115
Bhanix Finance And Investment Limited (b)	27	2	87	84
Corporate guarantee commission
Bhanix Finance And Investment Limited	-	3	2	9
Corporate guarantee expense
Aeries Technology Products And Strategies Private Limited (j)	-	4	2	11
Interest expense
Aeries Technology Products And Strategies Private Limited (d)	7	-	21	1
Mr. Vaibhav Rao (g)	21	21	63	65
Interest income
Aeries Financial Technologies Private Limited (f), (h)	43	60	123	112
Aeries Technology Products And Strategies Private Limited (e), (h)	24	21	77	64
Legal and professional fees paid
Ralak Consulting LLP (c)	133	78	346	302
Management consultancy service
Aark II Pte Limited (a)	737	346	2,439	949
TSLC Pte Limited (a)	39	-	127	-
Office management and support services expense
Aeries Technology Products And Strategies Private Limited (i)	1	8	76	13

	December 31,	March 31,
	2023	2023
Accounts payable
Aeries Technology Products And Strategies Private Limited (i)	$-	$29
Accounts receivable
Aeries Technology Products And Strategies Private Limited	1	-
Aark II Pte Limited (a)	483	1,084
Aeries Financial Technologies Private Limited (b)	8	9
Bhanix Finance And Investment Limited (b)	51	86
TSLC Pte Limited (a)	159	259
Interest payable (classified under other current liabilities)
Aeries Technology Products And Strategies Private Limited (d)	9	1
Interest receivable (classified under prepaid expenses and other current assets)
Aeries Technology Products And Strategies Private Limited (e)	50	57
Investment in 0.001% Series-A Redeemable preference share
Aeries Financial Technologies Private Limited (h)	903	803
Investment in 10% Cumulative redeemable preference shares
Aeries Technology Products And Strategies Private Limited (h)	784	761
Loan from Members of immediate families of Venu Raman Kumar
Mr. Vaibhav Rao (g)	836	845
Loans from affiliates
Aeries Technology Products and Strategies Private Limited (d)	193	-
Loans to affiliates (classified under other assets)
Aeries Financial Technologies Private Limited (f)	105	106
Aeries Technology Products And Strategies Private Limited (e)	337	335

(a)	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
(b)	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
(c)	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP vide agreement dated April 01, 2022.
(d)	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
(e)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
(f)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
(g)	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of the nine month ended December 31, 2023 and 2022.
(h)	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
(i)	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
(j)	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,888 at the exchange rate in effect on December 31, 2023) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the nine month ended December 31, 2023.

The Company has also executed two Exchange Agreements: (1) with AARK and Mr. Raman Kumar (“Sole Shareholder”) in his capacity as a shareholder’ of AARK; and (2) with ATGBA and Mr. Sudhir Appukuttan Panikassery, Mr. Ajay Khare, and Mr. Unnikrishnan Balakrishnan Nambiar, key managerial personnel of ATGBA in their capacity as shareholders’ of ATGBA (together referred to as “counterparties”). Under the Exchange Agreements, the counterparties would have a right to exchange the shares held by them in AARK/ ATGBA against shares of ATI or cash subject to the conditions specified in the Exchange Agreement. Refer Note 11 for details. Additionally, pursuant to the Business Combination, 5,638,530 Class A ordinary shares have been issued to Innovo Consultancy DMCC, which is wholly owned by Sole Shareholder.

Note 4 - Related Party Transactions

Founder Shares

In March 2021, our sponsor subscribed for an aggregate of 8,625,000 Class B ordinary shares, par value $0.001 per share, for an aggregate purchase price of $25,000 (“founder shares”). On September 17, 2021, our sponsor effected a surrender of 2,875,000 Class B ordinary shares to the company for no consideration, resulting in a decrease in the number of Class B ordinary shares outstanding from 8,625,000 to 5,750,000, such that the total number of founder shares would represent 20% of the total number of ordinary shares outstanding upon completion of this offering (of which 750,000 Class B ordinary shares are subject to forfeiture if the underwriters do not exercise their overallotment option). Prior to the initial investment in the company of $25,000 by our sponsor, we had no assets, tangible or intangible. The per share purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the aggregate number of founder shares issued.

Ten Anchor Investors entered into Investment Agreements (the “Investment Agreements”) with the Sponsor and the Company pursuant to which they purchased 1,250,000 Founder shares of the Company, par value $0.0001 per share, from the Sponsor for $0.005 per share. The Company considers the excess fair value of the Founder Shares issued to the anchor investors above the purchase price as offering costs and reduced the gross proceeds by this amount. The Company has valued the excess fair value over consideration of the founder shares sold to the anchor investors at $8,306,250. The excess of the fair value over consideration of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and was charged against the carrying value of Class A ordinary shares upon the completion of the Initial Public Offering.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company will pay an affiliate of our Sponsor a total of $10,000 per month, until the earlier of the completion of the initial Business Combination and the liquidation of the trust assets, for office space, utilities, administrative and support services, up to a maximum of $160,000. The $160,000 maximum threshold was met as of February 2023, so the Company will cease paying these monthly fees in the following months. For the three months ended September 30, 2023 and 2022, the Company expensed $0 and $30,000, respectively, in monthly administrative support services, and Company expensed $20,000 and $90,000 for the nine months ended September 30, 2023 and 2022, respectively.

Promissory Note-Related Party

On March 5, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Original Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Original Note was a non-interest bearing and was payable on the earlier of (i) March 15, 2022 or (ii) the consummation of the Proposed Public Offering. The Sponsor cancelled the Original Note on October 25, 2021, and issued an amended Promissory Note to the Company (the “Amended Note”). The outstanding balance of the Original Note at the time of cancellation was $180,361, which was transferred over to the Amended Note at the time of issuance. The Amended Note is a non-interest bearing note that allows the company to borrow up to an aggregate of $1,500,000.

The Amended Note includes a provision that allows the Sponsor to convert up to $1,500,000 of any unpaid principal on the note into warrants of the post-business combination entity at the price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability, and exercise period. As of September 30, 2023 and December 31, 2022, the Company has borrowed $557,810 and $200,000 under the promissory amended note, respectively, and will become payable on the earlier of (i) April 22, 2024 or (ii) the consummation of the Initial Business Combination.

In addition to the promissory note, the Sponsor has agreed to pay for expenses on the Company’s behalf that are payable on demand. The Company owed $222,716 and $202,716 to the Sponsor in expenses unrelated to the Promissory Note as of September 30, 2023 and December 31, 2022, respectively. As of September 30, 2023 and December 31, 2022, approximately $172,116 was allocated to Accounts Payable. As of September 30, 2023 and December 31, 2022, $50,600 and $30,600 was allocated to accrued expenses, respectively.

Private Placement Warrants

The Sponsor purchased an aggregate of 8,000,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or $8,000,000 in the aggregate, in a private placement simultaneously with the closing of the IPO. An additional 900,000 Private Placement Warrants were purchased upon the Underwriter’s exercise of over-allotment option in full. Each Private Placement Warrant is exercisable for one share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants and the sale of forward purchase units to the Sponsor were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable. The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the Business Combination.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.

Note 4 — Related Party Transactions

Founder Shares

In March 2021, our sponsor subscribed for an aggregate of 8,625,000 Class B ordinary shares, par value $0.001 per share, for an aggregate purchase price of $25,000 (“founder shares”). On September 17, 2021, our sponsor effected a surrender of 2,875,000 Class B ordinary shares to the company for no consideration, resulting in a decrease in the number of Class B ordinary shares outstanding from 8,625,000 to 5,750,000, such that the total number of founder shares would represent 20% of the total number of ordinary shares outstanding upon completion of this offering (of which 750,000 Class B ordinary shares are subject to forfeiture if the underwriters do not exercise their overallotment option). Prior to the initial investment in the company of $25,000 by our sponsor, we had no assets, tangible or intangible. The per share purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the aggregate number of founder shares issued.

Ten Anchor Investors entered into Investment Agreements (the “Investment Agreements”) with the Sponsor and the Company pursuant to which they purchased 1,250,000 Founder shares of the Company, par value $0.0001 per share, from the Sponsor for $0.005 per share. The Company considers the excess fair value of the Founder Shares issued to the anchor investors above the purchase price as offering costs and reduced the gross proceeds by this amount. The Company has valued the excess fair value over consideration of the founder shares sold to the anchor investors at $8,306,250. The excess of the fair value over consideration of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and was charged against the carrying value of Class A ordinary shares upon the completion of the Initial Public Offering.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company will pay an affiliate of our Sponsor a total of $10,000 per month, from the initial public offering date until the earlier of the completion of the initial Business Combination and the liquidation of the trust assets, for office space, utilities, administrative and support services. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and the period from March 5, 2021 (Inception) through December 31, 2021, the Company expensed $120,000 and $20,000, respectively, in monthly administrative support services.

Promissory Note-Related Party

On March 5, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Original Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Original Note was a non-interest bearing and was payable on the earlier of (i) March 15, 2022 or (ii) the consummation of the Proposed Public Offering. The Sponsor cancelled the Original Note on October 25, 2021, and issued an amended Promissory Note to the Company (the “Amended Note”). The outstanding balance of the Original Note at the time of cancellation was $180,361, which was transferred over to the Amended Note at the time of issuance. The Amended Note is a non-interest bearing note that allows the company to borrow up to an aggregate of $1,500,000.

The Amended Note includes a provision that allows the Sponsor to convert up to $1,500,000 of any unpaid principal on the note into warrants of the post-business combination entity at the price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability, and exercise period. As of December 31, 2022 and 2021, the Company has borrowed $200,000 and $208,461 under the promissory amended note, respectively, and will become payable on the earlier of (i) April 22, 2023 or (ii) the consummation of the Initial Business Combination.

In addition to the promissory note, the Sponsor has agreed to pay for expenses on the Company’s behalf that are payable on demand. The Company owed $202,716 and $11,500 to the Sponsor in expenses unrelated to the Promissory Note as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, approximately $172,116 and $0 were allocated to Accounts Payable, respectively, and the remaining $30,600 and $11,500 being allocated to accrued expenses, respectively.

Private Placement Warrants

The Sponsor purchased an aggregate of 8,000,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or $8,000,000 in the aggregate, in a private placement simultaneously with the closing of the IPO. An additional 900,000 Private Placement Warrants were purchased upon the Underwriter’s exercise of over-allotment option in full. Each Private Placement Warrant is exercisable for one share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants and the sale of forward purchase units to the Sponsor were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable. The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the Business Combination.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.